Share-based Option Plan - Summary of Measurement of Grant Date Fair Value of Share Options (Detail) - Stock option plan									12 Months Ended		145 Months Ended
	Jul. 06, 2017 share R$ / shares	Mar. 14, 2017 share R$ / shares	Jan. 07, 2016 share R$ / shares	Jul. 01, 2015 share R$ / shares	Jun. 30, 2014 share R$ / shares	Apr. 05, 2011 share R$ / shares	Mar. 24, 2011 share R$ / shares	Dec. 11, 2009 share R$ / shares	Dec. 31, 2021 share brazilianReal	Dec. 31, 2020 share	Dec. 31, 2021 share	Dec. 31, 2019 share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted									0	0	20,901,959
Number of share options outstanding in share-based payment arrangement									3,923,686	6,108,210	3,923,686	8,184,768
Total vested options									2,098,587
December 11, 2009
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share exercise price | R$ / shares								R$ 3.42
Weighted average share price, share options granted | R$ / shares								R$ 1.93
Estimated volatility of share price								47.67%
Expected dividend								1.10%
Risk-free return rate								8.75%
Average remaining maturity (in years)								0 years
Granted								5,032,800
Number of share options outstanding in share-based payment arrangement									212,420		212,420
Total vested options									212,420
March 24, 2011
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share exercise price | R$ / shares							R$ 6.44
Weighted average share price, share options granted | R$ / shares							R$ 4.16
Estimated volatility of share price							54.77%
Expected dividend							1.10%
Risk-free return rate							12.00%
Average remaining maturity (in years)							0 years
Granted							1,572,000
Number of share options outstanding in share-based payment arrangement									84,000		84,000
Total vested options									84,000
April 5, 2011
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share exercise price | R$ / shares						R$ 6.44
Weighted average share price, share options granted | R$ / shares						R$ 4.16
Estimated volatility of share price						54.77%
Expected dividend						1.10%
Risk-free return rate						12.00%
Average remaining maturity (in years)						0 years
Granted						656,000
Number of share options outstanding in share-based payment arrangement									7,500		7,500
Total vested options									7,500
June 30, 2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share exercise price | R$ / shares					R$ 19.15
Weighted average share price, share options granted | R$ / shares					R$ 11.01
Estimated volatility of share price					40.59%
Expected dividend					1.10%
Risk-free return rate					12.46%
Average remaining maturity (in years)					0 years
Granted					2,169,122
Number of share options outstanding in share-based payment arrangement									750,927		750,927
Total vested options									750,927
July 1, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share exercise price | R$ / shares				R$ 14.51
Weighted average share price, share options granted | R$ / shares				R$ 10.82
Estimated volatility of share price				40.59%
Expected dividend				1.10%
Risk-free return rate				15.69%
Average remaining maturity (in years)				0 years
Granted				627,810
Number of share options outstanding in share-based payment arrangement									210,555		210,555
Total vested options									210,555
January 7, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share exercise price | R$ / shares			R$ 14.50
Weighted average share price, share options granted | R$ / shares			R$ 10.14
Estimated volatility of share price			43.07%
Expected dividend			1.10%
Risk-free return rate			12.21%
Average remaining maturity (in years)			0 years
Granted			820,250
Number of share options outstanding in share-based payment arrangement									317,837		317,837
Total vested options									317,837
July 6, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share exercise price | R$ / shares	R$ 22.57
Weighted average share price, share options granted | R$ / shares	R$ 12.82
Estimated volatility of share price	43.35%
Expected dividend	1.10%
Risk-free return rate	10.26%
Average remaining maturity (in years)	0 years
Granted	680,467
Number of share options outstanding in share-based payment arrangement									471,745		471,745
Total vested options									471,745
March 14, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share exercise price | R$ / shares		R$ 11.85
Weighted average share price, share options granted | R$ / shares		R$ 4.82
Estimated volatility of share price		50.64%
Expected dividend		1.10%
Risk-free return rate		11.32%
Average remaining maturity (in years)		1 month 6 days
Granted		9,343,510
Number of share options outstanding in share-based payment arrangement									1,868,702		1,868,702
Total vested options									43,603
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)									4 years
Vesting percentage									20.00%
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)									5 years
Vesting percentage									25.00%